SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of mineral assets and equipment by geographic region

Income (loss) for the year by segment

	Mussel-		South
	white	Camino	Carlin	Cerro
Year ended December 31, 2025	Mine	Rojo	Complex	Quema	Corporate	Total
Provided to the CODM on a per-segment basis
External revenue (note 3)	$551,850	$352,936	$—	$—	$153,095	$1,057,881
Intersegment revenue	180,170	—	—	—	(180,170)	—
Operating costs	(231,582)	(87,589)	—	—	—	(319,171)
Royalties	(20,240)	(10,490)	—	—	—	(30,730)
Exploration and evaluation (note 5)	(4,646)	(7,413)	(25,489)	(5,320)	(475)	(43,343)
General and administrative (note 6)	—	—	—	—	(46,089)	(46,089)
Segment profit (loss) as provided to the CODM	475,552	247,444	(25,489)	(5,320)	(73,639)	618,548
Reconciling items to pre-tax net income
Depletion and depreciation	—	—	—	—	—	(145,693)
Interest income	—	—	—	—	—	8,322
Depreciation	—	—	—	—	—	(542)
Share based payments (note 21)	—	—	—	—	—	(9,476)
Interest and accretion expense	—	—	—	—	—	(55,483)
Fair value adjustments on financial instruments	—	—	—	—	—	(145,735)
Foreign exchange and other gain (loss)	—	—	—	—	—	(8,894)
Income before tax expense, for the year	—	—	—	—	—	$261,047

Intersegment purchases and sales of gold are priced at the spot price quoted on an international bullion exchange on the transaction date (consistent with our transfer-pricing policy). We eliminate these intersegment revenues and expenses upon consolidation.

		South
	Camino	Carlin	Cerro
Year ended December 31, 2024	Rojo	Complex	Quema	Corporate	Total
Provided to the CODM on a per-segment basis
External revenue (note 3)	$343,918	$—	$—	$—	$343,918
Operating costs	(77,059)	—	—	—	(77,059)
Royalties	(8,536)	—	—	—	(8,536)
Exploration and evaluation (note 5)	(8,071)	(20,875)	(5,245)	(404)	(34,595)
General and administrative (note 6)	—	—	(755)	(16,144)	(16,899)
Segment profit (loss) as provided to the CODM	250,252	(20,875)	(6,000)	(16,548)	206,829
Reconciling items to pre-tax net income
Depletion and depreciation	—	—	—	—	(40,683)
Interest income	—	—	—	—	10,845
Depreciation	—	—	—	—	(407)
Share based payments (note 21)	—	—	—	—	(4,815)
Interest and accretion expense	—	—	—	—	(6,891)
Fair value adjustments on financial instruments	—	—	—	—	3,138
Foreign exchange and other gain (loss)	—	—	—	—	8,246
Income before tax expense, for the year	—	—	—	—	$176,262

The Company had not yet acquired the Musselwhite Mine as of the end of the prior year comparative year ended December 31, 2024. Consequently, Musselwhite Mine is not presented in the 2024 table above.

Assets by geographic segment

At December 31, 2025	Canada	Mexico	USA	Panama	Corporate	Total
Property, plant and equipment	$1,123,187	$185,365	$10,594	$—	$1,593	$1,320,739
Exploration and evaluation properties	—	—	171,948	10,000	—	181,948
Additions to non-current assets	147,919	17,493	10,239	—	1,475	177,126
Inventories	43,482	42,236	—	—	—	85,718
Total assets	1,409,519	401,944	185,135	10,826	70,909	2,078,333

At December 31, 2024	Canada	Mexico	USA	Panama	Corporate	Total
Property, plant and equipment	$—	$201,417	$613	$—	$555	$202,585
Exploration and evaluation properties	—	—	171,993	10,000	—	181,993
Additions to non-current assets	—	32,010	236	—	16	32,262
Inventories	—	36,136	—	—	—	36,136
Total assets	—	378,619	173,260	10,809	35,661	598,349